Note 5 - Accrued Expenses - Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Clinical trial and related expenses		$ 290	$ 1,760
Incentive compensation		420	550
Severance pay and other payroll related		96	448
Professional services		166	147
Other		169	88
Total accrued liabilities	$ 1,408	$ 1,141	$ 2,993